Share-based Compensation - Summary of Discount was Determined Using the Finnerty Model (Detail)	12 Months Ended
Dec. 31, 2024 $ / shares
Share-Based Payment Arrangement [Abstract]
Volatility	60.00%
Expected life (in months)	6 months
Risk-free rate	4.30%
Fair value per unit	$ 14